Equity - Issuance and Conversion of Warrants, Narrative (Details) - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Impact due to conversion of warrants		$ 0	$ (4)
Payment for termination of warrants	$ 0	174,627	0
Termination of warrants		174,626
Treasury Shares
Class of Warrant or Right [Line Items]
Impact due to conversion of warrants		30,272	68,761
Additional Paid-In Capital
Class of Warrant or Right [Line Items]
Impact due to conversion of warrants		(7,547)	(31,067)
Termination of warrants		30,289
Retained Earnings
Class of Warrant or Right [Line Items]
Impact due to conversion of warrants		(22,725)	$ (37,698)
Termination of warrants		$ 144,337
2021 Notes | Cash Convertible Notes
Class of Warrant or Right [Line Items]
Common shares issued in connection with the conversion of warrants (in shares)		0.8
Number of warrants converted (in shares)		4.2
Warrants terminated (in shares)		6.3
Payment for termination of warrants		$ 174,600
2021 Notes | Cash Convertible Notes | Treasury Shares
Class of Warrant or Right [Line Items]
Impact due to conversion of warrants		30,300
2021 Notes | Cash Convertible Notes | Additional Paid-In Capital
Class of Warrant or Right [Line Items]
Impact due to conversion of warrants		(7,500)
Termination of warrants		30,300
2021 Notes | Cash Convertible Notes | Retained Earnings
Class of Warrant or Right [Line Items]
Impact due to conversion of warrants		(22,700)
Termination of warrants		$ 144,300